Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable

Notes receivable consists of the following (in thousands):

	As of September 30, 2022
			Unrealized	Unrealized		Estimated
	Cost	Interest	Gains	Losses	Impairment	Fair Value
VIA Note (a)	$58,418	$1,994	$—	$—	$—	$60,412
VIA Note-2(a)	11,682	105	—	—	—	11,787
Inobat Note (b)	11,819	652	724	(2,096)	—	11,099
Timios (c)	520	—	—	—	—	520
Green Power Motor Company (d)	$45	—	—	—	—	45
Total notes receivable	$82,484	$2,751	$724	$(2,096)	$—	$83,863

	As of December 31, 2021
			Unrealized	Unrealized		Estimated
	Cost	Interest	Gains	Losses	Impairment	Fair Value
VIA Note (a)	$42,500	$578	$—	$—	$—	$43,078
Inobat Note (b)	11,819	10	—	—	—	11,829
Total notes receivable	$54,319	$588	$—	$—	$—	$54,907

(a)	VIA Convertible Promissory Note

On August 30, 2021, the Company invested $42.5 million in VIA, in the form of a convertible promissory note. VIA is a leading electric commercial vehicle company with proven advanced electric drive technology, delivering sustainable mobility solutions for a more livable world. VIA designs, manufactures and markets electric commercial vehicles, with superior life-cycle economics, for use across a broad cross-section of the global fleet customer base.

The principal amount of the convertible promissory note is $42.5 million, is unsecured, bears interest at an annual rate of 4.0%, and the scheduled maturity date is the earlier of the closing date of the acquisition or one year after the agreement is terminated according to its terms.

The convertible promissory note contains certain customary events of default and other rights and obligations of the parties. The Company expects to convert this promissory note in conjunction with the closing of the acquisition of VIA. Management assessed the probability of closing the acquisition in determining the recoverability of the promissory note.

The Company entered into amendments of the convertible promissory note during the second quarter of 2022 to provide a total of an additional $5.5 million. The company entered into further amendments during the third quarter of 2022 to provide a total of an additional $10.4 million.

The Company entered into a secured promissory note (VIA Note-2) of $2.2 million with VIA on May 20, 2022. The Company entered into an amendment of the secured promissory note during the second quarter of 2022 to provide an additional $5.1 million. The company entered into further amendments during the third quarter of 2022 to provide a total of an additional $4.4 million.The note is secured by the certain assets and rights of VIA , bears interest at an annual rate of 4.0%. The principal and interest is due and payable in the event of the termination of the merger agreement.

As of October 31, 2022, the company has invested an additional $2.0 million in VIA, pursuant to amendments to the notes detailed above.

(b)	Inobat Convertible Promissory Note

On December 24, 2021, the Company invested €10.0 million ($11.4 million) in Inobat via a convertible promissory note, that is due December 24, 2022. Inobat specializes in the research, development, manufacture, and provision of innovative electric batteries custom-designed to meet the specific requirements of global mainstream and specialist OEMs within the automotive, commercial vehicle, motorsport, and aerospace sectors. Inobat is a European based battery manufacturer, that has a battery research and development facility and pilot line under development in Slovakia.

The principal amount of the convertible promissory note is €10.0 million ($11.4 million) is unsecured, bears interest at an annual rate of 8.00%, and the scheduled maturity date is December 28, 2022.

The convertible promissory note contains certain customary events of default and other rights and obligations of the parties.

The fair value of the Inobat convertible promissory note was valued using a scenario-based approach utilizing Level 3 inputs. The significant unobservable inputs include the probability of a qualified financing and the implied yield rate. Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement. The following table summarizes the significant inputs and assumptions used in the model:

September 30, 2022
Probability	50%
Yield rate	17.5%

(c)	Timios Promissory Note

During the first quarter of 2022, Timios purchased mortgage notes at a fair value of $0.5 million, the notes bear interest of 3.5% and 4.875%. The notes mature August 2043 and December 2049. Installments for the loans are approximately $3,000. There was no interest recorded for the three and nine months ended September 30, 2022.

(d)	Green Power Motor Company

On July 29, 2022, the Company loaned $43,500, to Green Power Motor Company. Interest will accrue on the outstanding principal at a rate of fixed interest rate per annum equal to 7.50%. Borrower will make 80 consecutive monthly payments commencing on September 1, 2022.

The following table summarizes the Company’s accounts receivable (in thousands):

	September 30,	December 31,
	2022	2021
Accounts receivable	$7,478	$4,945
Less: allowance for doubtful accounts	(1,478)	(1,607)
Accounts receivable, net	$6,000	$3,338

The following table provides certain information related to notes receivable consists of the following (in thousands):

	As of December 31, 2021
			Unrealized	Unrealized		Estimated
	Cost	Interest	Gains	Losses	Impairment	Fair Value
VIA Note (a)	$42,500	$578	$—	$—	$—	$43,078
Inobat Note (b)	11,819	10	—	—	—	11,829
Total notes receivable	$54,319	$588	$—	$—	$—	$54,907

(a)	VIA Convertible Promissory Note

On August 30, 2021, the Company invested $42.5 million in VIA, in the form of a convertible promissory note. VIA is a leading electric commercial vehicle company with proven advanced electric drive technology, delivering sustainable mobility solutions for a more livable world. VIA designs, manufactures and markets electric commercial vehicles, with superior life-cycle economics, for use across a broad cross-section of the global fleet customer base.

The principal amount of the convertible promissory note is $42.5 million, is unsecured, bears interest at an annual rate of 4.0%, and the scheduled maturity date is the earlier of the closing date of the acquisition or one year after the agreement is terminated according to its terms.

The convertible promissory note contains certain customary events of default and other rights and obligations of the parties. The company expects to convert this promissory note in conjunction with the closing of the acquisition of VIA. Management assessed the probability of closing the acquisition in determining the recoverability of the promissory note.

The fair value of the VIA convertible promissory note was valued using a scenario-based approach utilizing Level 3 inputs. The significant unobservable inputs include the probability of the consummation of the acquisition and the implied yield rate.

Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement. The following table summarizes the significant inputs and assumptions used in the model:

December 31, 2021
Probability	90%
Yield rate	4.0%

(b)	Inobat Convertible Promissory Note

On December 24, 2021, the Company invested €10.0 million ($11.4 million) in Inobat via a convertible promissory note, that is due December 24, 2022. Inobat specializes in the research, development, manufacture, and provision of innovative electric batteries custom-designed to meet the specific requirements of global mainstream and specialist OEMs within the automotive, commercial vehicle, motorsport, and aerospace sectors. Inobat is a European based battery manufacturer, that has a battery research and development facility and pilot line under development in Slovakia.

The principal amount of the convertible promissory note is €10.0 million ($11.4 million) is unsecured, bears interest at an annual rate of 8.0%, and the scheduled maturity date is December 28, 2022.

The convertible promissory note contains certain customary events of default and other rights and obligations of the parties.

The fair value of the Inobat convertible promissory note was valued using a scenario-based approach utilizing Level 3 inputs. The significant unobservable inputs include the probability of a qualified financing and the implied yield rate. Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement. The following table summarizes the significant inputs and assumptions used in the model:

December 31, 2021
Probability	50%
Yield rate	17.5%

Schedule of movement of the allowance for doubtful accounts

The following table summarizes the movement of the allowance for doubtful accounts (in thousands):

	September 30,	December 31,
	2022	2021
Balance at the beginning of the period	$(1,607)	$(1,219)
Increase in the allowance for doubtful accounts	(13)	(350)
Effect of change in foreign currency exchange rates	$142	$(38)
Balance at the end of the period	$(1,478)	$(1,607)

The following table summarizes the movement of the allowance for doubtful accounts (in thousands):

	December 31,	December 31,	December 31,
	2021	2020	2019
Balance at the beginning of the year	$(1,219)	$—	$—
Increase in the allowance for doubtful accounts	(350)	(1,219)	—
Effect of change in foreign currency exchange rates	(38)	—	—
Balance at the end of the year	$(1,607)	$(1,219)	$—